Shareowners' Equity (Reclass Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes	$ 139	$ (6,294)
Net earnings (loss)	69	(13,608)
Costs and Expenses	(27,606)	(24,619)
Financial Services Revenue	2,522	2,414
Interest and other financial charges	(1,736)	(618)
Earnings (loss) from continuing operations before income taxes	238	1,621
Earnings (loss) from discontinued operations, net of taxes	(308)	(8,936)
Currency Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes	119	(1)
Currency Translation Adjustment | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income	(5)
Benefit (provision) for income taxes	(119)
Costs and Expenses	0
Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes	5	117
Cash Flow Hedge | Currency Exchange Contracts | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest Income (Expense), Net	(19)	(13)
Financial Services Revenue	(22)	(944)
Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net earnings (loss)	(485)	(1,528)
Reclassification out of AOCI | Currency Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income	(6)	(1)
Benefit (provision) for income taxes	119	(1)
Net earnings (loss)	114	(3)
Reclassification out of AOCI | Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes	5	117
Net earnings (loss)	(79)	(880)
Financial Services Revenue	(41)	(957)
Interest and other financial charges	(30)	(39)
Earnings (loss) from continuing operations before income taxes	(84)	(997)
Reclassification out of AOCI | Cash Flow Hedge | Other Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Financial Services Revenue	(13)	0
Reclassification out of AOCI | Pension Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Curtailment gain (loss)	0	(75)
Defined Benefit Plan, Amortization of Gains (Losses)	659	905
Prior service cost amortization	(37)	(87)
Earnings (loss) from continuing operations before income taxes	(696)	(1,067)
Benefit (provision) for income taxes	237	368
Earnings (loss) from discontinued operations, net of taxes	(459)	(699)
Reclassification out of AOCI | Available-for-sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income	(100)	83
Benefit (provision) for income taxes	40	(29)
Net earnings (loss)	(60)	54
Reclassification out of AOCI | Available-for-sale Securities | Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income	(78)	5
Benefit (provision) for income taxes	$ 32	$ 1